Segment Information - Summary of Operations Income (Loss), Net Income (loss) by Geographical Areas (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting, Revenue Reconciling Item [Line Items]
Operations income	$ 48,001	$ 29,185	$ 83,205
Total net income (loss)	110	29,146	(50,448)
PRC (excluding Hong Kong)
Segment Reporting, Revenue Reconciling Item [Line Items]
Operations income	48,001	29,185	83,205
Total net income (loss)	10,144	(21,098)	(11,059)
Hong Kong
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net income (loss)	$ (10,034)	$ 50,244	$ (39,389)